Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Net sales:
Domestic	$ 42,823,648	$ 807,020,214	$ 980,559,538	$ 877,360,038
Export	31,087,083	585,842,291	691,886,610	508,539,112
Services income	483,342	9,108,680	8,673,002	11,130,569
Total of sales	74,394,073	1,401,971,185	1,681,119,150	1,397,029,719
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net	5,151,562	97,082,214	(21,418,997)	151,444,560
Cost of sales	59,587,238	1,122,933,424	1,199,511,561	1,004,204,880
Gross income	9,655,273	181,955,547	503,026,586	241,380,279
Other revenues (expenses):
Other revenues	792,799	14,940,447	41,517,631	32,253,564
Other expenses	(382,681)	(7,211,691)	(18,465,120)	(27,079,488)
General expenses:
Distribution, transportation and sale expenses	1,161,352	21,885,911	24,357,209	21,889,670
Administrative expenses	6,939,105	130,768,822	134,321,481	119,939,454
Operating income	1,964,934	37,029,570	367,400,407	104,725,231
Financing income	1,299,201	24,483,706	31,557,122	16,165,853
Financing cost	(7,050,142)	(132,861,340)	(120,727,022)	(117,644,548)
Derivative financial instruments (cost) income, net	(982,320)	(18,512,026)	(22,258,613)	25,338,324
Foreign exchange gain, net	4,612,866	86,930,388	23,659,480	23,184,122
Sum of financing (costs) net, derivative instruments (cost) and foreign exchange gains, net	(2,120,395)	(39,959,272)	(87,769,033)	(52,956,249)
(Loss) profit sharing in joint ventures and associates	(61,442)	(1,157,893)	1,527,012	360,440
(Loss) income before duties, taxes and other	(216,903)	(4,087,595)	281,158,386	52,129,422
Profit sharing duty, net	19,782,889	372,812,500	469,933,595	338,044,209
Income tax benefit	(1,538,270)	(28,989,011)	(8,355,372)	(5,064,168)
Total duties, taxes and other	18,244,619	343,823,489	461,578,223	332,980,041
Net (loss) income	(18,461,522)	(347,911,084)	(180,419,837)	(280,850,619)
Currency translation effect	(143,035)	(2,695,532)	846,191	(6,096,459)
Available-for-sale financial assets				5,564,130
Actuarial (losses) gains - employee benefits, net of taxes	(16,414,117)	(309,327,314)	222,545,556	12,038,710
Total other comprehensive results	(16,557,152)	(312,022,846)	223,391,747	11,506,381
Total comprehensive (loss) income	(35,018,674)	(659,933,930)	42,971,910	(269,344,238)
Net loss attributable to:
Controlling interest	(18,428,532)	(347,289,362)	(180,374,350)	(280,844,899)
Non-controlling interest	(32,992)	(621,722)	(45,487)	(5,720)
Net (loss) income	(18,461,522)	(347,911,084)	(180,419,837)	(280,850,619)
Other comprehensive results attributable to:
Controlling interest	(16,557,301)	(312,025,657)	223,834,249	11,512,259
Non-controlling interest	150	2,811	(442,502)	(5,878)
Total other comprehensive results	(16,557,152)	(312,022,846)	223,391,747	11,506,381
Comprehensive (loss) income:
Controlling interest	(34,985,833)	(659,315,019)	43,459,899	(269,332,640)
Non-controlling interest	(32,842)	(618,911)	(487,989)	(11,598)
Total comprehensive (loss) income	$ (35,018,674)	$ (659,933,930)	$ 42,971,910	$ (269,344,238)